CRITICAL ACCOUNTING ESTIMATES AND JUDGMENTS	12 Months Ended
Dec. 31, 2017
CRITICAL ACCOUNTING ESTIMATES AND JUDGMENTS [Abstract]
CRITICAL ACCOUNTING ESTIMATES AND JUDGMENTS
5.	CRITICAL ACCOUNTING ESTIMATES AND JUDGMENTS

Critical accounting policies are those that are most important to the portrayal of the Company’s financial condition, results of operations and cash flows, and require management to make difficult, subjective or complex judgments and estimates about matters that are inherently uncertain. Management bases its estimates on various factors, including past trends, expectation of future events regarding the outcome of events and results and other assumptions that it believes are reasonable.

Actual results could differ from estimates used in employing the critical accounting policies and these could have a material impact on the Company’s results of operations. The Company’s critical accounting policies are discussed below:

(a) Provisions for legal claims and others

The Company has certain liabilities with respect to existing court or out-of-court claims, lawsuits and other proceedings, including those involving legal and regulatory matters. The Company records liabilities when it is probable that future costs will be incurred and such costs can be reasonably estimated. Such provisions are based on developments known at the date of the issuance of these consolidated financial statements, estimates of the outcome of these matters and the experience of its legal counsel in contesting, litigating and settling other matters. As the scope of the liabilities become better defined, there will be changes in the estimates of future costs, which could have a material effect on the Company’s future results of operations and financial condition or liquidity.

(b) Income Tax

Deferred tax assets are recognized for all tax losses to the extent that it is probable that there will be a tax benefit against which these losses can be utilized. Determining the amount of deferred tax assets requires a considerable judgment by Management, based on the probable term and level of future taxable profits together with future tax planning strategies and macroeconomic variables affecting the business.

On December 29, 2017, the PEN promulgated and put into effect through Decree 1112/2017 a tax reform enacted in the National Congress through Law No. 27,430 (the “Tax Reform”). Among other issues, this reform establishes a gradual reduction of the applicable rate for the calculation of income tax, being 35%, 30% and 25% for fiscal periods 2017, 2018/2019 and 2020 onwards, respectively.

Since these regulations were published in the Official Gazette and are in full force, for the calculation of deferred assets and liabilities, the Company made an estimate of the reversal of the deferred items and the tax rates applicable in the period in which the asset is expected to be realized or the liability is expected to be canceled.

Note 14 includes more detailed information on Income Tax.

(c) Impairment of property, plant and equipment

As mentioned in Note 4.i, the Company periodically evaluates the existence of events or significant changes that could have adverse effects on the Company or will take place in the near future that could affect the recoverable value of the PPE amounts. These evaluations are carried out at the lowest level for which there are identifiable cash flows, that is, for each single CGU. TGS considers each of its business segments to be a CGU.

Some of the indications that the Company evaluates to determine the existence of trigger events that could lead to the impairment of PPE value are the following, among others:

Whether significant decreases in the market values of PPE elements took place. Whether prices of the main products and services that are marketed decreased. Whether significant changes in the regulatory framework were introduced. Whether operating costs suffered a materially increase. Whether evidence of obsolescence or physical damage has occurred. Whether the macroeconomic situation in which TGS carries its activities, including significant variations in the sale prices of products, raw materials, interest rates, etc., has worsen.

The value in use is calculated on the basis of discounted future cash flows. The projected cash flows are prepared taking into account: (i) for assets associated with the Liquids and Commercialization segment, projections of the prices of liquids and purchase cost of natural gas used as raw material (ii) for assets associated with the Natural Gas Transportation segment, estimates of future tariff adjustments and the recognition of cost adjustments (iii) projections of the future costs to be incurred, (iv) expected macroeconomic variables such as interest rates, inflation, foreign exchange rates. The discount rate is our weighted average cost of capital (“WACC”).

No impairment indicators were identified as of December 31, 2017.

(d) Allowances for doubtful accounts

The Company provides for doubtful accounts relating to its accounts receivables. The allowance for doubtful accounts is based on management’s evaluation of various factors, including the credit risk of customers, historical trends and other information. While management uses the information available to make evaluations, future adjustments to the allowance may be necessary if future economic conditions differ substantially from the assumptions used in making the evaluations. Management has considered all events and/or transactions that are subject to reasonable and normal methods of estimation, and the consolidated financial statements reflect that consideration.